12. Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2018
Earningsloss Per Share Tables Abstract
Schedule of potentially dilutive securities

Potentially dilutive securities include:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016

Warrants to purchase common stock	6,733,292	6,733,292	6,733,292
Convertible promissory notes issued to underwriters and other related parties subject to possible conversion	99,243	99,243	99,243
Convertible promissory notes issued to shareholder subject to possible conversion	6,669,201	2,833,344	1,744,603
Options to purchase common stock	473,195	473,944	374,650
Total potential dilutive securities	13,974,931	10,139,823	8,951,788

Schedule of basic and diluted earnings (loss) per share

The following reflects the basic and diluted earnings/(loss) per share for the year ended December 31:

Basic earnings/(loss) per share	2018	2017	2016*

From continuing operations	$0.53	$(1.50)	$(0.17)
From discontinued operations	–	(0.39)	(0.12)
Total basic earnings/(loss) per share	$0.53	$(1.89)	$(0.29)

Diluted earnings/(loss) per share	2018	2017	2016*

From continuing operations	$0.51	$(1.50)	$(0.17)
From discontinued operations	–	(0.39)	(0.12)
Total diluted earnings/(loss) per share	$0.51	$(1.89)	$(0.29)

Schedule of earnings/(loss) and weighted average number of ordinary shares

The earnings/(loss) and weighted average number of ordinary shares used in the calculation of basic earnings/(loss) per share for the year ended December 31 are as follows:

Basic earnings/(loss) per share	2018	2017	2016*
Earnings/(loss) from continuing operations used in the calculation of basic earnings/(loss) per share	$1,016,941	$(2,933,067)	$(339,697)
Earnings/(loss) from discontinued operations used in the calculation of basic earnings/(loss) per share from discontinued operations	–	(363,934)	(225,447)
Earnings/(loss) on sale of subsidiary	–	(135,200)	–
Earnings/(loss) on foreign currency exchange on discontinued operations	–	(254,935)	–
Earnings/(loss) used in the calculation of basic earnings/(loss) per share	$1,016,941	$(3,687,136)	$(565,144)
Weighted average number of ordinary shares for basic earnings/(loss) per share	1,903,723	1,949,061	1,954,651

The loss and weighted average number of ordinary shares used in the calculation of diluted earnings/(loss) per share for the year ended December 31 are as follows:

Diluted earnings/(loss) per share	2018	2017	2016*
Earnings/(loss) from continuing operations used in the calculation of diluted earnings/(loss) per share	$1,016,941	$(2,933,067)	$(339,697)
Earnings/(loss) used in the calculation of diluted earnings/(loss) per share	1,016,941	(2,933,067)	(339,697)
Earnings/(loss) from discontinued operations used in the calculation of basic earnings/(loss) per share from discontinued operations	–	(363,934)	(225,447)
Earnings/(loss) on sale of subsidiary	–	(135,200)	–
Earnings/(loss) on foreign currency exchange on discontinued operations	–	(254,935)	–
Earnings/(loss) used in the calculation of diluted earnings/(loss) per share	$1,016,941	$(3,687,136)	$(565,144)
Weighted average number of ordinary shares used in the calculation of basic earnings/(loss) per share	1,903,723	1,949,061	1,954,651
Weighted average number of ordinary shares used in the calculation of diluted earnings/(loss) per share	1,997,928	1,949,061	1,954,651

*	Restated for discontinued operations (see note 9 — Discontinued Operations)